SUBSIDIARIES	6 Months Ended
Dec. 31, 2022
SUBSIDIARIES [Abstract]
SUBSIDIARIES
10.          SUBSIDIARIES

		Equity Interest
Country of Incorporation		December 31, 2022%	June 30, 2022%
IperionX Inc.	USA	100%	100%
IperionX Critical Minerals, LLC	USA	100%	100%
IperionX Technology, LLC	USA	100%	100%
Hyperion Metals (Australia) Pty Ltd	Australia	100%	100%
Calatos Pty Ltd, LLC	USA	100%	100%